                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09599

                                   ----------

                            STATE STREET MASTER FUNDS
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)




(Name and Address of Agent for Service)                  Copy to:

  Karen Jacoppo-Wood, Vice President             Timothy W. Diggins, Esq.
         and Managing Counsel                          Ropes & Gray
  State Street Bank and Trust Company             One International Place
   2 Avenue de Lafayette, 6th Floor          Boston, Massachusetts 02110-2624
      Boston, Massachusetts 02111

Registrant's telephone number, including area code: (617) 662-3966

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1. SHAREHOLDER REPORT.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO
                                  ANNUAL REPORT
                                DECEMBER 31, 2006

STATE STREET EQUITY 500 INDEX PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND ANALYSIS, YEAR ENDING 12/31/2006

The State Street Equity 500 Index Portfolio's (the "Portfolio") investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known unmanaged stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. For the year ended December 31, 2006, the Portfolio gained 15.75%. For the same period, the S&P 500(R) Index gained 15.79%.

Global financial markets closed out the year 2006 with a stellar fourth quarter. Stocks rallied consistently through the period, and bonds generated positive returns before retreating a bit in December. After soft activity data boosted government debt at the end of November, yields rose steadily into the end of the year as employment and wages continued to climb. Fresh inflation data came in mixed, but core measures remained well above the 2% level deemed comfortable by the Federal Reserve. With inflation risks still prominent in official comments, futures traders pushed the expected arrival date for a cut in fed funds beyond the first quarter of 2007. Equities showed scant concern about any delay in accommodation, as a flurry of takeover activity reflected buoyant liquidity conditions and kept sentiment bullish. Announced transactions for Equity Office Properties and copper giant Phelps Dodge made headlines in November, while a buyout of real estate services firm Realogy and an increased bid for benefit manager Caremark highlighted December dealings.

With enthusiasm for stocks resilient through December, the Dow Jones Industrial Average(R) achieved a string of record highs, ending 2006 just below 12,500. As for the S&P 500(R) Index, December marked its seventh consecutive month in positive territory; its only negative month during 2006 came back in May. The S&P 500(R) Index returned 1.40% for December, 6.70% for the fourth quarter, and 15.79% for the whole of 2006. Tracking the S&P 500(R) Index closely, the Russell 1000(R) Index added 1.28% in December, 6.95% during the fourth quarter, and 15.46% for the entire year.

Smaller stocks raced forward at the start of 2006, but their road turned rougher after policy uncertainty sparked a correction in May. Even though broad market strength helped the Russell 2000(R) Index to finish 2006 at a record high, the popular small-company benchmark only eked out a 0.33% gain for December. Its earlier strength, however, lifted the Russell 2000(R) Index to an 8.90% return for the fourth quarter and an 18.37% result for the entire year. Still, budding relative strength in larger company stocks took a visible toll on the S&P 400(R) Index of mid cap stocks and the small cap S&P 600(R) Index, both of which slipped slightly in December and underperformed the S&P 500(R) Index for all of 2006. Although the S&P 400(R) Index returned 6.99% for the fourth quarter, it ended the year with a barely double-digit gain of 10.32%. The S&P 600(R) Index gained 7.84% in the fourth quarter and 15.12% for the full year.

Signs of recovery in large cap themes did little for the relative performance of growth-oriented stocks, as fresh strength in financial issues boosted value benchmarks. Banks and brokers, shaking off the challenges of an inverted yield curve, continued to benefit from fee-driven businesses. Although growth plays showed some flashes of brilliance in the second half of 2006, they still had a relatively rough year.

STATE STREET EQUITY 500 INDEX PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND ANALYSIS, YEAR ENDING 12/31/2006 (CONTINUED)

The Russell 1000(R) Growth Index added 0.34% for December, 5.93% for the fourth quarter, and 9.07% for the whole of 2006. But the Russell 1000(R) Value Index gained 2.24% in December, 8.00% for the fourth quarter, and 22.25% for the year as a whole.

The strong positive trends for equities in 2006 meant gains across all sectors, but there were clear leaders and laggards. The telecommunications services group was the full-year winner. Solid dividends, stable cash flow, and the prospective consolidation of BellSouth into AT&T helped the sector recover from several years of sluggish performance. Telecom was also the leading group in December, but its gain for the full fourth quarter was more middle-of-the-pack. Energy was the second best performer in 2006 even though oil prices stabilized in the second half, their average level through the year was easily high enough to bring gushing profits to energy firms. Energy also shone in the fourth quarter, rebounding from a third-quarter drubbing, but the same warm weather that pressured fuel prices made energy stocks the weakest group in December.

The top sector performer for the fourth quarter was the materials group, which used its December return to lift its three-month result to double digits. Fresh gains in metals names and renewed interest in chemicals were major contributing factors. For all of 2006, materials as well as Consumer discretionary also outperformed the S&P 500(R) Index. Despite tough times in housing and retailing, resurgence of shares in many mainstream media concerns gave the discretionary sector a solid boost during 2006.

The weakest sectors in 2006, ironically enough, were two traditional growth areas: health care and information technology. They were the only S&P 500(R) Index sectors to languish in single digits. Both also lagged the benchmark in December and for the fourth quarter. Although there were numerous companies in these sectors that did demonstrate impressive growth in profits and prospects, others confronted challenging competition, and some option incentive schemes were subjected to increased scrutiny. Health care services firms and semiconductor companies were among the more vulnerable.

The largest contributor to return for 2006 was energy firm Exxon Mobil Corp, also the largest holding in the benchmark. Cisco Systems and AT&T were also large contributors. The largest detractors to return were three firms intimately connected to the internet and technology world. Intel, Yahoo, and eBay all suffered double digit losses.

The best individual performing security in the S&P 500(R) Index for the year 2006 was Allegheny Technologies. Other notable contributors were Terex and NVIDIA. Whole Foods Market posted the worst return for the year in the S&P 500(R) Index followed by Apollo Group and ADC Telecommunications.

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (a)

(GRAPH)

INVESTMENT PERFORMANCE (a)
For the Year Ended December 31, 2006



------------------------------------------------------------------------------------------------------
                                                                                       TOTAL RETURN
                                                                                    AVERAGE ANNUALIZED
                                           TOTAL RETURN          TOTAL RETURN       SINCE COMMENCEMENT
                                          ONE YEAR ENDED       FIVE YEARS ENDED       OF OPERATIONS
                                        DECEMBER 31, 2006     DECEMBER 31, 2006      (MARCH 1, 2000)
------------------------------------------------------------------------------------------------------

 State Street Equity 500 Index
 Portfolio                                    15.75%                 6.14%                 2.02%
 S&P 500(R) Index (b)                         15.79%                 6.19%                 2.20%
------------------------------------------------------------------------------------------------------




(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes.

(b) The Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general.

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2006 to December 31, 2006.

The table below illustrates your Portfolio's costs in two ways:

- BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

- BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

STATE STREET EQUITY 500 INDEX PORTFOLIO

Six Months Ended December 31, 2006


-----------------------------------------------------------------------------------------------------

                                            BEGINNING              ENDING
                                          ACCOUNT VALUE         ACCOUNT VALUE          EXPENSES PAID
                                          JULY 1, 2006        DECEMBER 31, 2006        DURING PERIOD*
-----------------------------------------------------------------------------------------------------


 BASED ON ACTUAL PORTFOLIO RETURN               $1,000.00        $1,027.10               $0.24

-----------------------------------------------------------------------------------------------------

 BASED ON HYPOTHETICAL (5% RETURN BEFORE
 EXPENSES)                                      $1,000.00        $1,024.98               $0.23
-----------------------------------------------------------------------------------------------------



* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of December 31, 2006 was 0.045%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)




PORTFOLIO COMPOSITION*                                         DECEMBER 31, 2006
---------------------------------------------------------------------------------

Common Stocks                                                             97.2%
---------------------------------------------------------------------------------

Money Market Funds                                                         2.5
---------------------------------------------------------------------------------

U.S. Government Securities                                                 0.2
---------------------------------------------------------------------------------

Liabilities less cash and other assets                                     0.1
---------------------------------------------------------------------------------

Total                                                                    100.0%
---------------------------------------------------------------------------------






TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*           DECEMBER 31, 2006
---------------------------------------------------------------------------------

Financials                                                               21.9%
---------------------------------------------------------------------------------

Information Technology                                                   14.4
---------------------------------------------------------------------------------

Health Care                                                              11.6
---------------------------------------------------------------------------------

Industrials                                                              10.6
---------------------------------------------------------------------------------

Consumer Discretionary                                                   10.5
---------------------------------------------------------------------------------

Total                                                                    69.0%
---------------------------------------------------------------------------------




* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006




                                             MARKET
                                              VALUE
                               SHARES         (000)
                             ----------   ------------


COMMON STOCKS -- 97.2%
CONSUMER DISCRETIONARY -- 10.5%
Amazon.Com, Inc.(a)              65,208         2,573
Apollo Group, Inc. Class
  A(a)                           29,567         1,152
AutoNation, Inc.(a)              30,237           645
AutoZone, Inc.(a)                11,422         1,320
Bed Bath & Beyond, Inc.(a)       59,201         2,256
Best Buy Co., Inc.               84,650         4,164
Big Lots, Inc.(a)                24,510           562
Black & Decker Corp.             14,082         1,126
Brunswick Corp.                  19,991           638
Carnival Corp.                   93,213         4,572
CBS Corp. Class B               163,615         5,102
Centex Corp.                     25,855         1,455
Circuit City Stores, Inc.        31,532           598
Clear Channel
  Communications, Inc.          103,193         3,667
Coach, Inc.(a)                   77,242         3,318
Comcast Corp. Class A(a)        441,651        18,695
D.R. Horton, Inc.                56,880         1,507
Darden Restaurants, Inc.         29,706         1,193
Dillard's, Inc. Class A          13,693           479
DIRECTV Group, Inc.(a)          162,100         4,043
Dollar General Corp.             64,322         1,033
Dow Jones & Co., Inc.            12,569           478
Eastman Kodak Co.                61,027         1,574
eBay, Inc.(a)                   243,697         7,328
EW Scripps Co. Class A           18,055           902
Family Dollar Stores, Inc.       33,168           973
Federated Department
  Stores, Inc.                  113,240         4,318
Ford Motor Co.(a)               401,099         3,012
Fortune Brands, Inc.             31,265         2,670
Gannett Co., Inc.                50,094         3,029
Gap, Inc.                       114,286         2,229
General Motors Corp.            118,147         3,629
Genuine Parts Co.                35,606         1,689
Goodyear Tire & Rubber
  Co.(a)                         38,059           799
H&R Block, Inc.                  69,033         1,591
Harley-Davidson, Inc.            55,312         3,898
Harman International
  Industries, Inc.               13,943         1,393
Harrah's Entertainment,
  Inc.                           38,556         3,189
Hasbro, Inc.                     33,195           905
Hilton Hotels Corp.              81,798         2,855
Home Depot, Inc.                430,622        17,294
International Game
  Technology                     72,177         3,335
Interpublic Group of Cos.,
  Inc.(a)                        88,768         1,087
JC Penney & Co., Inc.            47,336         3,662
Johnson Controls, Inc.           41,725         3,585
Jones Apparel Group, Inc.        24,054           804
KB HOME                          15,914           816
Kohl's Corp.(a)                  69,127         4,730
Leggett & Platt, Inc.            38,373           917
Lennar Corp. Class A             28,791         1,510
Limited Brands                   71,194         2,060
Liz Claiborne, Inc.              22,110           961
Lowe's Cos., Inc.               324,557        10,110
Marriot International, Inc.
  Class A                        71,406         3,407
Mattel, Inc.                     81,695         1,851
McDonald's Corp.                260,413        11,544
McGraw-Hill, Inc.                74,259         5,051
Meredith Corp.                    8,973           506
New York Times Co. Class A       30,840           751
Newell Rubbermaid, Inc.          57,904         1,676
News Corp. Class A              496,345        10,661
NIKE, Inc. Class B               39,839         3,945
Nordstrom, Inc.                  47,327         2,335
Office Depot, Inc.(a)            59,858         2,285
OfficeMax, Inc.                  14,368           713
Omnicom Group, Inc.              35,730         3,735
Pulte Homes, Inc.                45,012         1,491
Radioshack Corp.                 28,742           482
Sears Holdings Corp.(a)          17,607         2,957
Sherwin-Williams Co.             23,645         1,503
Snap-On, Inc.                    12,587           600
Stanley Works                    16,186           814
Staples, Inc.                   152,606         4,075
Starbucks Corp.(a)              159,552         5,651
Starwood Hotels & Resorts
  Worldwide, Inc.                45,356         2,835
Target Corp.                    182,425        10,407
Tiffany & Co.                    30,159         1,183
Time Warner, Inc.               845,437        18,414
TJX Cos., Inc.                   93,610         2,670
Tribune Co.                      40,281         1,240

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2006

                                             MARKET
                                              VALUE
                               SHARES         (000)
                             ----------   ------------


CONSUMER DISCRETIONARY -- (CONTINUED)
Univision Communications,
  Inc. Class A(a)                53,184         1,884
V.F. Corp.                       18,547         1,522
Viacom, Inc. Class B(a)         147,967         6,071
Walt Disney Co.                 436,355        14,954
Wendy's International,
  Inc.                           19,445           643
Whirlpool Corp.                  16,314         1,354
Wyndham Worldwide Corp.(a)       41,656         1,334
Yum! Brands, Inc.                56,301         3,310
                                           ----------
                                              291,284
                                           ----------
CONSUMER STAPLES -- 9.0%
Altria Group, Inc.              443,148        38,031
Anheuser-Busch Cos., Inc.       163,576         8,048
Archer-Daniels-Midland Co.      138,600         4,430
Avon Products, Inc.              94,744         3,130
Brown-Forman Corp. Class B       17,234         1,142
Campbell Soup Co.                45,335         1,763
Clorox Co.                       31,410         2,015
Coca-Cola Co.                   429,883        20,742
Coca-Cola Enterprises,
  Inc.                           58,182         1,188
Colgate-Palmolive Co.           107,777         7,031
ConAgra Foods, Inc.             108,384         2,926
Constellation Brands, Inc.
  Class A(a)                     42,839         1,243
Costco Wholesale Corp.           98,160         5,190
CVS Corp.                       173,828         5,373
Dean Foods Co.(a)                28,488         1,204
Estee Lauder Cos, Inc.
  Class A                        26,085         1,065
General Mills, Inc.              72,098         4,153
H.J. Heinz Co.                   70,540         3,175
Hershey Foods Corp.              37,424         1,864
Kellogg Co.                      51,894         2,598
Kimberly-Clark Corp.             95,667         6,501
Kroger Co.                      152,500         3,518
McCormick & Co., Inc.            27,487         1,060
Molson Coors Brewing Co.,
  Class B                         9,674           739
Pepsi Bottling Group, Inc.       28,442           879
PepsiCo, Inc.                   347,700        21,749
Procter & Gamble Co.            669,257        43,013
Reynolds American, Inc.          35,793         2,343
Safeway, Inc.                    93,987         3,248
Sara Lee Corp.                  159,220         2,712
SuperValu, Inc.                  43,143         1,542
Sysco Corp.                     129,690         4,767
Tyson Foods, Inc., Class A       53,967           888
UST Corp.                        33,653         1,959
Wal-Mart Stores, Inc.           518,655        23,952
Walgreen Co.                    214,277         9,833
Whole Foods Market, Inc.         29,093         1,365
Wrigley Wm., Jr. Co.             46,515         2,406
                                           ----------
                                              248,785
                                           ----------
ENERGY -- 9.4%
Anadarko Petroleum Corp.         96,412         4,196
Apache Corp.                     69,248         4,606
Baker Hughes, Inc.               67,398         5,032
BJ Services Co.                  63,108         1,850
Chesapeake Energy Corp.          88,050         2,558
ChevronTexaco Corp.             461,642        33,944
ConocoPhillips                  347,586        25,009
Devon Energy Corp.               93,214         6,253
El Paso Corp.                   145,854         2,229
EOG Resources, Inc.              50,728         3,168
ExxonMobil Corp.              1,232,334        94,434
Halliburton Co.                 212,954         6,612
Hess Corp.                       57,066         2,829
Kinder Morgan, Inc.              22,209         2,349
Marathon Oil Corp.               74,794         6,918
Murphy Oil Corp.                 39,623         2,015
Nabors Industries, Ltd.(a)       65,339         1,946
National Oilwell Varco,
  Inc.(a)                        36,416         2,228
Noble Corp.                      28,613         2,179
Occidental Petroleum Corp.      183,115         8,941
Rowan Cos., Inc.                 23,312           774
Schlumberger, Ltd.              249,997        15,790
Smith International, Inc.        42,332         1,738
Sunoco, Inc.                     25,642         1,599
Transocean, Inc.(a)              61,904         5,007
Valero Energy Corp.             127,305         6,513
Weatherford International
  Ltd.(a)                        73,029         3,052
Williams Cos., Inc.             126,532         3,305
XTO Energy, Inc.                 77,341         3,639
                                           ----------
                                              260,713
                                           ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2006

                                             MARKET
                                              VALUE
                               SHARES         (000)
                             ----------   ------------


FINANCIALS -- 21.9%
ACE, Ltd.                        68,370         4,141
AFLAC, Inc.                     103,444         4,758
Allstate Corp.                  131,623         8,570
Ambac Financial Group,
  Inc.                           22,117         1,970
American Express Co.            256,477        15,560
American International
  Group, Inc.                   550,102        39,420
Ameriprise Financial, Inc.       52,055         2,837
AON Corp.                        66,231         2,341
Apartment Investment &
  Management Co. Class A         20,565         1,152
Archstone-Smith Trust            46,242         2,692
Bank of America Corp.           951,021        50,775
Bank of New York Co., Inc.      161,084         6,342
BB&T Corp.                      113,373         4,980
Bear Stearns Cos., Inc.          25,379         4,131
Boston Properties, Inc.          24,276         2,716
Capital One Financial
  Corp.                          86,384         6,636
CB Richard Ellis Group,
  Inc. Class A(a)                38,900         1,291
Charles Schwab Corp.            215,277         4,163
Chicago Mercantile Exchange
  Holdings, Inc.                  7,459         3,802
Chubb Corp.                      87,049         4,606
Cincinnati Financial Corp.       36,619         1,659
CIT Group, Inc.                  42,131         2,350
Citigroup, Inc.               1,040,542        57,958
Comerica, Inc.                   33,939         1,992
Commerce Bancorp, Inc.           38,423         1,355
Compass Bancshares, Inc.         27,185         1,622
Countrywide Financial
  Corp.                         131,490         5,582
E*Trade Financial Corp.(a)       89,682         2,011
Equity Office Properties
  Trust                          73,873         3,558
Equity Residential               61,100         3,101
Fannie Mae                      205,469        12,203
Federal Home Loan Mortgage
  Corp.                         146,803         9,968
Federated Investors, Inc.
  Class B                        18,160           613
Fidelity National
  Information Services,
  Inc.                           34,498         1,383
Fifth Third Bancorp             117,969         4,828
First Horizon National
  Corp.                          26,198         1,095
Franklin Resources, Inc.         35,354         3,895
Genworth Financial, Inc.
  Class A                        96,501         3,301
Goldman Sachs Group, Inc.        89,885        17,919
Hartford Financial Services
  Group, Inc.                    67,089         6,260
Huntington Bancshares,
  Inc.                           50,711         1,204
J.P. Morgan Chase & Co.         735,016        35,501
Janus Capital Group, Inc.        45,056           973
KeyCorp                          83,775         3,186
Kimco Realty Corp.               47,843         2,151
Legg Mason, Inc.                 27,686         2,632
Lehman Brothers Holdings,
  Inc.                          113,292         8,850
Lincoln National Corp.           59,782         3,970
Loews Corp.                      96,944         4,020
M & T Bank Corp.                 16,052         1,961
Marsh & McLennan Cos.,
  Inc.                          116,800         3,581
Marshall & Ilsley Corp.          53,960         2,596
MBIA, Inc.                       28,847         2,108
Mellon Financial Corp.           86,595         3,650
Merrill Lynch & Co., Inc.       187,113        17,420
MetLife, Inc.                   161,409         9,525
MGIC Investment Corp.            18,418         1,152
Moody's Corp.                    49,487         3,418
Morgan Stanley                  223,352        18,188
National City Corp.             133,791         4,891
Northern Trust Corp.             38,964         2,365
Plum Creek Timber Co.,
  Inc.                           38,698         1,542
PNC Financial Services
  Group, Inc.                    62,042         4,594
Principal Financial Group,
  Inc.                           56,228         3,301
Progressive Corp.               161,699         3,916
ProLogis                         51,362         3,121
Prudential Financial, Inc.      100,521         8,631
Public Storage, Inc.             25,680         2,504
Realogy Corp.(a)                 43,639         1,323
Regions Financial Corp.         153,917         5,756
SAFECO Corp.                     21,841         1,366
Simon Property Group, Inc.       46,909         4,751
SLM Corp.                        85,313         4,161
Sovereign Bancorp, Inc.          73,343         1,862
St. Paul Travelers Cos.,
  Inc.                          145,882         7,832
State Street Corp.(b)            69,744         4,704
SunTrust Banks, Inc.             76,113         6,428

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2006

                                             MARKET
                                              VALUE
                               SHARES         (000)
                             ----------   ------------

FINANCIALS -- (CONTINUED)
Synovus Financial Corp.          67,819         2,091
T. Rowe Price Group, Inc.        55,753         2,440
Torchmark Corp.                  20,742         1,323
U.S. Bancorp                    370,737        13,417
UnumProvident Corp.              70,362         1,462
Vornado Realty Trust             27,180         3,302
Wachovia Corp.                  403,744        22,993
Washington Mutual, Inc.         199,150         9,059
Wells Fargo Co.                 714,949        25,424
Western Union Co.               162,410         3,641
XL Capital, Ltd. Class A         37,851         2,726
Zions Bancorp                    22,290         1,838
                                           ----------
                                              604,386
HEALTH CARE -- 11.6%
Abbott Laboratories             325,078        15,835
Aetna, Inc.                     110,591         4,775
Allergan, Inc.                   32,090         3,842
AmerisourceBergen Corp.          41,365         1,860
Amgen, Inc.(a)                  247,049        16,876
Applera Corp. -- Applied
  Biosystems Group               38,487         1,412
Barr Pharmaceuticals,
  Inc.(a)                        22,471         1,126
Bausch & Lomb, Inc.              11,361           591
Baxter International, Inc.      138,557         6,428
Becton, Dickinson & Co.          51,991         3,647
Biogen Idec, Inc.(a)             71,901         3,537
Biomet, Inc.                     52,003         2,146
Boston Scientific Corp.(a)      248,691         4,273
Bristol-Myers Squibb Co.        417,718        10,994
C.R. Bard, Inc.                  21,663         1,797
Cardinal Health, Inc.            85,634         5,517
Caremark Rx, Inc.                90,090         5,145
Celgene Corp.(a)                 79,000         4,545
CIGNA Corp.                      21,763         2,863
Coventry Health Care,
  Inc.(a)                        33,705         1,687
Eli Lilly & Co.                 208,848        10,881
Express Scripts, Inc.(a)         29,091         2,083
Forest Laboratories,
  Inc.(a)                        66,417         3,361
Genzyme Corp.(a)                 55,278         3,404
Gilead Sciences, Inc.(a)         97,402         6,324
Health Management
  Associates, Inc. Class A       50,557         1,067
Hospira, Inc.(a)                 32,339         1,086
Humana, Inc.(a)                  34,534         1,910
IMS Health, Inc.                 42,014         1,155
Johnson & Johnson               613,981        40,535
King Pharmaceuticals,
  Inc.(a)                        50,093           798
Laboratory Corp. of America
  Holdings(a)                    26,382         1,938
Manor Care, Inc.                 14,700           690
McKesson Corp.                   62,129         3,150
Medco Health Solutions,
  Inc.(a)                        62,067         3,317
MedImmune, Inc.(a)               48,823         1,580
Medtronic, Inc.                 243,962        13,054
Merck & Co., Inc.               459,042        20,014
Millipore Corp.(a)               10,763           717
Mylan Laboratories Inc.          43,339           865
Patterson Cos., Inc.(a)          29,591         1,051
Pfizer, Inc.                  1,526,997        39,549
Quest Diagnostics, Inc.          33,907         1,797
Schering-Plough Corp.           314,004         7,423
St. Jude Medical, Inc.(a)        74,428         2,721
Stryker Corp.                    61,705         3,401
Tenet Healthcare Corp.(a)        99,321           692
Thermo Electron Corp.(a)         85,997         3,895
UnitedHealth Group, Inc.        284,559        15,289
Watson Pharmaceuticals,
  Inc.(a)                        22,071           575
Wellpoint, Inc.(a)              131,688        10,363
Wyeth                           284,221        14,473
Zimmer Holdings, Inc.(a)         51,281         4,019
                                           ----------
                                              322,073
                                           ----------
INDUSTRIALS -- 10.6%
3M Co.                          155,982        12,156
Allied Waste Industries,
  Inc.(a)                        50,835           625
American Power Conversion
  Corp.                          36,779         1,125
American Standard Cos.,
  Inc.                           37,436         1,716
Avery Dennison Corp.             19,933         1,354
Boeing Co.                      167,871        14,914
Burlington Northern Santa
  Fe Corp.                       76,490         5,646
Caterpillar, Inc.               137,003         8,402
Cintas Corp.                     28,572         1,135
Cooper Industries, Ltd.          19,182         1,735
CSX Corp.                        92,941         3,200
Cummins, Inc.                    11,508         1,360

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2006

                                             MARKET
                                              VALUE
                               SHARES         (000)
                             ----------   ------------

INDUSTRIALS -- (CONTINUED)
Danaher Corp.                    49,582         3,592
Deere & Co.                      48,394         4,601
Dover Corp.                      42,847         2,100
Eaton Corp.                      32,077         2,410
Emerson Electric Co.            169,008         7,452
Equifax, Inc.                    26,852         1,090
FedEx Corp.                      64,549         7,011
Fluor Corp.                      18,164         1,483
General Dynamics Corp.           85,678         6,370
General Electric Co.          2,177,851        81,038
Goodrich Co.                     25,837         1,177
Honeywell International,
  Inc.                          172,884         7,821
Illinois Tool Works, Inc.        87,506         4,042
Ingersoll-Rand Co. Class A       64,113         2,509
ITT Industries, Inc.             38,526         2,189
L-3 Communications
  Holdings, Inc.                 25,281         2,068
Lockheed Martin Corp.            75,007         6,906
Masco Corp.                      83,337         2,489
Monster Worldwide, Inc.(a)       26,276         1,226
Norfolk Southern Corp.           83,334         4,191
Northrop Grumman Corp.           71,806         4,861
PACCAR, Inc.                     53,220         3,454
Pall Corp.                       26,856           928
Parker-Hannifin Corp.            25,303         1,945
Pitney Bowes, Inc.               46,085         2,129
R.R. Donnelley & Sons Co.        45,803         1,628
Raytheon Co.                     93,511         4,937
Robert Half International,
  Inc.                           36,327         1,348
Rockwell Automation, Inc.        37,236         2,274
Rockwell Collins, Inc.           35,532         2,249
Ryder Systems, Inc.              12,821           655
Southwest Airlines Co.          166,660         2,553
Terex Corp.(a)                   21,500         1,388
Textron, Inc.                    27,058         2,537
Tyco International, Ltd.        421,181        12,804
Union Pacific Corp.              56,518         5,201
United Parcel Service, Inc.
  Class B                       228,116        17,104
United Technologies Corp.       213,583        13,353
W.W. Grainger, Inc.              16,159         1,130
Waste Management, Inc.          112,537         4,138
                                           ----------
                                              291,749
                                           ----------
INFORMATION
  TECHNOLOGY -- 14.4%
ADC Telecommunications,
  Inc.(a)                        25,096           365
Adobe Systems, Inc.(a)          122,225         5,026
Advanced Micro Devices,
  Inc.(a)                       116,605         2,373
Affiliated Computer
  Services, Inc. Class A(a)      24,679         1,205
Agilent Technologies,
  Inc.(a)                        86,267         3,006
Altera Corp.(a)                  76,216         1,500
Analog Devices, Inc.             75,095         2,468
Apple Computer, Inc.(a)         179,554        15,233
Applied Materials, Inc.         289,679         5,345
Autodesk, Inc.(a)                48,583         1,966
Automatic Data Processing,
  Inc.                          117,306         5,777
Avaya, Inc.(a)                   92,417         1,292
BMC Software, Inc.(a)            44,771         1,442
Broadcom Corp. Class A(a)        97,879         3,162
CA, Inc.                         86,100         1,950
CIENA Corp.(a)                   18,068           501
Cisco Systems, Inc.(a)        1,282,397        35,048
Citrix Systems, Inc.(a)          38,274         1,035
Cognizant Technology
  Solutions Corp. Class A        29,900         2,307
Computer Sciences Corp.(a)       36,295         1,937
Compuware Corp.(a)               78,803           656
Comverse Technology,
  Inc.(a)                        42,971           907
Convergys Corp.(a)               28,696           682
Corning, Inc.(a)                331,317         6,199
Dell, Inc.(a)                   481,994        12,093
Electronic Arts, Inc.(a)         63,803         3,213
Electronic Data Systems
  Corp.                         108,129         2,979
EMC Corp.                       466,362         6,156
First Data Corp.                162,410         4,145
Fiserv, Inc.(a)                  36,462         1,911
Google, Inc. Class A(a)          45,351        20,883
Hewlett-Packard Co.             577,631        23,793
IAC(a)                           46,900         1,743
Intel Corp.                   1,216,018        24,624
International Business
  Machines Corp.                318,025        30,896
Intuit, Inc.(a)                  72,828         2,222
Jabil Circuit, Inc.              37,335           917
Juniper Networks, Inc.(a)       117,475         2,225
KLA-Tencor Corp.                 41,996         2,089

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2006

                                             MARKET
                                              VALUE
                               SHARES         (000)
                             ----------   ------------

INFORMATION TECHNOLOGY -- (CONTINUED)
Lexmark International
  Group, Inc. Class A(a)         21,769         1,593
Linear Technology Corp.          63,875         1,937
LSI Logic Corp.(a)               82,199           740
Maxim Integrated Products,
  Inc.                           67,368         2,063
Micron Technology, Inc.(a)      159,715         2,230
Microsoft Corp.               1,832,017        54,704
Molex, Inc.                      29,603           936
Motorola, Inc.                  509,619        10,478
National Semiconductor
  Corp.                          62,815         1,426
NCR Corp.(a)                     38,303         1,638
Network Appliance, Inc.(a)       78,313         3,076
Novell, Inc.(a)                  69,067           428
Novellus Systems, Inc.(a)        27,450           945
NVIDIA Corp.(a)                  74,136         2,744
Oracle Corp.(a)                 851,387        14,593
Paychex, Inc.                    70,251         2,778
PerkinElmer, Inc.                27,340           608
PMC-Sierra, Inc.(a)              43,362           291
QLogic Corp.(a)                  34,395           754
QUALCOMM, Inc.                  350,570        13,248
Sabre Holdings Corp. Class
  A                              28,511           909
SanDisk Corp.(a)                 48,429         2,084
Sanmina-SCI Corp.(a)            113,211           391
Solectron Corp.(a)              187,819           605
Sun Microsystems, Inc.(a)       735,209         3,985
Symantec Corp.(a)               198,688         4,143
Symbol Technologies, Inc.        52,353           782
Tektronix, Inc.                  16,785           490
Tellabs, Inc.(a)                 93,871           963
Teradyne, Inc.(a)                41,522           621
Texas Instruments, Inc.         314,217         9,049
Unisys Corp.(a)                  73,007           572
VeriSign, Inc.(a)                51,462         1,238
Waters Corp.(a)                  21,925         1,074
Xerox Corp.(a)                  206,489         3,500
Xilinx, Inc.                     72,429         1,724
Yahoo!, Inc.(a)                 262,402         6,702
                                           ----------
                                              397,313
                                           ----------
MATERIALS -- 3.0%
Air Products & Chemicals,
  Inc.                           46,035         3,235
Alcoa, Inc.                     180,719         5,423
Allegheny Technologies,
  Inc.                           21,296         1,931
Ashland, Inc.                    13,322           922
Ball Corp.                       21,739           948
Bemis Co., Inc.                  21,698           737
Consol Energy, Inc.              38,421         1,235
Dow Chemical Co.                204,034         8,149
E.I. Du Pont de Nemours &
  Co.                           195,949         9,545
Eastman Chemical Co.             16,917         1,003
Ecolab, Inc.                     38,344         1,733
Freeport-McMoRan Copper &
  Gold, Inc. Class B             40,644         2,265
Hercules, Inc.(a)                24,773           478
International Flavors &
  Fragrances, Inc.               16,257           799
International Paper Co.          94,457         3,221
MeadWestvaco Corp.               37,708         1,134
Monsanto Co.                    113,151         5,944
Newmont Mining Corp.             94,339         4,259
Nucor Corp.                      64,112         3,504
Pactiv Corp.(a)                  29,855         1,066
Peabody Energy Corp.             55,400         2,239
Phelps Dodge Corp.               42,645         5,105
PPG Industries, Inc.             34,599         2,222
Praxair, Inc.                    67,634         4,013
Rohm & Haas Co.                  29,991         1,533
Sealed Air Corp.                 17,090         1,110
Sigma-Aldrich Corp.              13,837         1,075
Temple-Inland, Inc.              23,000         1,059
United States Steel Corp.        26,183         1,915
Vulcan Materials Co.             19,760         1,776
Weyerhaeuser Co.                 49,587         3,503
                                           ----------
                                               83,081
                                           ----------
TELECOMMUNICATION
  SERVICES -- 3.4%
ALLTEL Corp.                     80,854         4,890
AT&T, Inc.                      811,422        29,008
BellSouth Corp.                 386,329        18,200
CenturyTel, Inc.                 23,885         1,043
Citizens Communications
  Co.                            69,090           993
Embarq Corp.                     31,143         1,637
JDS Uniphase Corp.(a)            44,204           736
Qwest Communications
  International, Inc.(a)        332,980         2,787
Sprint Corp. (Fon Group)        613,076        11,581

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006


                                            MARKET
                                            VALUE
                               SHARES       (000)
                              --------    ---------
TELECOMMUNICATION SERVICES -- (CONTINUED)
Verizon Communications,
  Inc.                          618,227        23,023
Windstream Corp.                 99,356         1,413
                                           ----------
                                               95,311
                                           ----------
UTILITIES -- 3.4%
AES Corp.(a)                    138,351         3,049
Allegheny Energy, Inc.(a)        34,008         1,561
Ameren Corp.                     42,678         2,293
American Electric Power
  Co., Inc.                      82,514         3,513
CenterPoint Energy, Inc.         64,100         1,063
CMS Energy Corp.(a)              46,751           781
Consolidated Edison, Inc.        54,385         2,614
Constellation Energy Group,
  Inc.                           37,222         2,563
Dominion Resources, Inc.         74,121         6,214
DTE Energy Co.                   37,063         1,794
Duke Energy Corp.               266,428         8,848
Dynegy Inc. Class A(a)           77,580           562
Edison International             67,978         3,092
Entergy Corp.                    44,181         4,079
Exelon Corp.                    142,321         8,808
FirstEnergy Corp.                69,031         4,163
FPL Group, Inc.                  85,845         4,672
KeySpan Corp.                    36,721         1,512
Nicor, Inc.                       9,343           437
NiSource, Inc.                   58,048         1,399
Peoples Energy Corp.              8,157           364
PG&E Corp.                       73,854         3,495
Pinnacle West Capital
  Corp.                          20,647         1,047
PPL Corp.                        79,488         2,849
Progress Energy, Inc.            52,576         2,580
Public Service Enterprise
  Group, Inc.                    52,589         3,491
Questar Corp.                    18,000         1,495
Sempra Energy                    54,262         3,041
Southern Co.                    154,849         5,708
TECO Energy, Inc.                43,414           748
TXU Corp.                        96,201         5,215
Xcel Energy, Inc.                84,065         1,939
                                           ----------
                                               94,989
                                           ----------
TOTAL COMMON STOCKS
  (Cost $1,689,558,213)                     2,689,684
                                           ----------

                                            PAR
                                          AMOUNT
                                           (000)
                                        ----------

U.S. GOVERNMENT SECURITIES -- 0.2%
 United States Treasury Bill
  4.83% due 03/08/07(c)(d)           $   4,299         4,261
                                                  ----------
TOTAL U.S. GOVERNMENT SECURITIES
  (Cost $4,260,932)                                    4,261
                                                  ----------


                                        SHARES
                                         (000)
                                      ----------

MONEY MARKET FUNDS -- 2.5%
AIM Short Term Investment
  Prime Portfolio                       68,244    $   68,244
Federated Money Market
  Obligations Trust                        526           526
                                                  ----------
TOTAL MONEY MARKET FUNDS
  (Cost $68,770,218)                                  68,770
                                                  ----------
TOTAL INVESTMENTS -- 99.9%
(identified cost
  $1,762,589,363)                                 $2,762,715
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%                                  3,981
                                                  ----------
NET ASSETS -- 100%                                $2,766,696
                                                  ==========





--------
(a)  Non-income producing security.
(b)  Affiliated issuer. See table that follows for more information.
(c)  Rate represents annualized yield at date of purchase.
(d) Security held as collateral in relation to initial margin requirements on futures contracts.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2006



                               NUMBER      UNREALIZED
                                 OF       APPRECIATION
                              CONTRACTS       (000)
                             ----------   ------------
SCHEDULE OF FUTURES
  CONTRACTS
S&P 500 Financial Futures
  Contracts (long)
  Expiration Date
  03/2007                       1,070      $       12
                                           ----------
Total unrealized
  appreciation on
  open futures contracts
  purchased                                $       12
                                           ==========




AFFILIATE TABLE



                                                                                                      INCOME EARNED
                                       NUMBER OF    SHARES PURCHASED                                     FOR THE
                                      SHARES HELD    FOR THE YEAR       SHARES SOLD       NUMBER OF     YEAR ENDED  REALIZED GAIN
                                          AT            ENDED         THE YEAR ENDED  SHARES HELD AT    12/31/06    ON SHARES SOLD
SECURITY DESCRIPTION                  12/31/2005       12/31/06           12/31/06        12/31/06        (000)         (000)
--------------------                 -----------    ---------------   --------------  --------------- ------------- --------------


State Street Corp.                     70,325        1,419                 2,000        69,744              $56         $42




                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
(Amounts in thousands)



ASSETS
Investments in unaffiliated issuers at market (identified cost $1,760,261)                $2,758,011
Investments in non-controlled affiliates at market (identified cost $2,328) (Note 4)           4,704
                                                                                          ----------
                                                                                           2,762,715

Receivables:
     Investment securities sold                                                                  421
     Dividends and interest                                                                    3,949
                                                                                          ----------
          Total assets                                                                     2,767,085

LIABILITIES

Payables:
     Daily variation margin on futures contracts                                                 285
     Management fees (Note 4)                                                                    104
                                                                                          ----------
          Total liabilities                                                                      389
                                                                                          ----------
NET ASSETS                                                                                $2,766,696
                                                                                          ==========

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
(Amounts in thousands)




INVESTMENT INCOME
  Dividend income -- unaffiliated issuers                                   $ 47,819
  Dividend income -- non-controlled affiliated issuer                             56
  Interest                                                                     2,803
                                                                            --------
     Total Investment Income                                                  50,678
                                                                            --------
EXPENSES
  Management fees (Note 4)                                      $  1,146
                                                                --------
     Total Expenses                                                            1,146
                                                                            --------
NET INVESTMENT INCOME                                                         49,532
                                                                            --------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments -- unaffiliated issuers                              4,724
  Investments -- non-controlled affiliated issuer                     42
  Futures contracts                                                5,128
                                                                --------
                                                                               9,894
Net change in net unrealized appreciation (depreciation) on:
  Investments                                                    317,818
  Futures contracts                                                  778
                                                                --------
                                                                             318,596
                                                                            --------
Net realized and unrealized gain                                             328,490
                                                                            --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $378,022
                                                                            ========





                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)



                                                                For the                 For the
                                                              Year Ended             Year Ended
                                                          December 31, 2006        December 31, 2005
                                                          -----------------        -----------------


INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income                                       $   49,532             $   45,936
  Net realized gain (loss) on investments and futures
     contracts                                                     9,894                 (7,186)
  Net change in net unrealized appreciation (depreciation)       318,596                 63,727
                                                              ----------             ----------
     Net increase in net assets resulting from operations        378,022                102,477
                                                              ----------             ----------

CAPITAL TRANSACTIONS
  Proceeds from contributions                                    310,574                278,352
  Contributions in-kind                                            8,054                     --
  Fair value of withdrawals                                     (383,063)              (457,339)
  Withdrawals in-kind                                                 --               (237,848)
                                                              ----------             ----------
     Net decrease in net assets from capital transactions        (64,435)              (416,835)
                                                              ----------             ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                      313,587               (314,358)
NET ASSETS
Beginning of period                                            2,453,109              2,767,467
                                                              ----------             ----------
End of period                                                 $2,766,696             $2,453,109
                                                              ==========             ==========


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:


                                       Year         Year         Year         Year          Year
                                       Ended        Ended        Ended        Ended         Ended
                                     12/31/06     12/31/05     12/31/04     12/31/03      12/31/02
                                     --------     --------     --------     --------      --------


SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in
     thousands)                     $2,766,696   $2,453,109   $2,767,467   $2,714,672    $1,992,548
  Ratios to average net assets:
     Operating expenses                  0.045%       0.045%       0.045%       0.045%        0.045%
     Net investment income                1.94%        1.84%        1.97%        1.74%         1.57%
     Portfolio turnover rate*               10%           8%           9%          12%           13%
     Total return(a)                     15.75%        4.87%       10.86%       28.62%       (22.16)%



--------
*   The portfolio turnover rate excludes in-kind security transactions.
(a) Results represent past performance and are not indicative of future results.




                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises six investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2006, only the Portfolio and State Street Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date.

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2006


Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.


FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2006, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $237,271,572 and $269,069,491, respectively. The aggregate value of in-kind contributions and withdrawals were $8,053,539 and $0, respectively.

At December 31, 2006, the book cost of investments was $1,762,589,363 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2006

depreciation was $1,064,901,605 and $64,775,938, respectively, resulting in net appreciation of $1,000,125,667 for all securities as computed on a federal income tax basis.

The difference between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at December 31, 2006 is listed in the Portfolio of Investments.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

6. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2006


Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a NAV is calculated preceding the Portfolio's 2007 semi-annual report, June 29, 2007. Management continues to evaluate the application of the Interpretation to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Boston, Massachusetts
February 22, 2007

STATE STREET EQUITY 500 INDEX PORTFOLIO

GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2006

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 30, 2006 (the "Meeting") to consider the renewal of the investment advisory agreement for the Portfolio (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement,
(ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2006

managing the Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio was satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. Accordingly, they concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended September 30, 2006. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Portfolio's advisory fee and total expense ratio were lower than the average for its peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Board determined that the Adviser's fees were fair and reasonable.

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2006


In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust' relationship with State Street as fund administrator, custodian and transfer agent. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

- business addresses and ages;

- principal occupations during the past five years; and

- other directorships of publicly traded companies or funds.

As of December 31, 2006, none of the Trustees were considered to be an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").


                                                                                   NUMBER OF
                                                                                    FUNDS IN
                                                                                      FUND
 NAME, ADDRESS,                      TERM OF OFFICE AND    PRINCIPAL OCCUPATION     COMPLEX
  AND DATE OF     POSITION(S) HELD     LENGTH OF TIME        DURING PAST FIVE     OVERSEEN BY    OTHER DIRECTORSHIPS
 BIRTH ('DOB')       WITH TRUST            SERVED                 YEARS             TRUSTEE*       HELD BY TRUSTEE
 --------------   ----------------   ------------------   ---------------------   -----------   ---------------------


INDEPENDENT
  TRUSTEES
Michael F.        Trustee and        Term: Indefinite     Chairman, Holland &          12       Trustee, State Street
Holland           Chairman of the    Elected: 2/00        Company L.L.C.                        Institutional
Holland &         Board                                   (investment adviser)                  Investment Trust;
Company, LLC                                              (1995-present).                       Director, the Holland
375 Park Avenue                                                                                 Series Fund, Inc.;
New York, NY                                                                                    Director, the China
10152                                                                                           Fund, Inc.; Chairman
DOB: July 7,                                                                                    and Trustee, Scottish
1944                                                                                            Widows Investment
                                                                                                Partnership Trust;
                                                                                                and Director, Reaves
                                                                                                Utility Income Fund
William L.        Trustee            Term: Indefinite     Trustee of Old Mutual        12       Trustee, State Street
Boyan                                Elected: 2/00        South Africa Master                   Institutional
State Street                                              Trust (investments)                   Investment Trust; and
Master Funds                                              (1995-present);                       Trustee, Old Mutual
P.O. Box 5049                                             Chairman emeritus,                    South Africa Master
Boston, MA                                                Children's Hospital                   Trust
02206                                                     (1984-present);
DOB: January                                              Director, Boston Plan
20, 1937                                                  For Excellence (non-
                                                          profit) (1994-
                                                          present); President
                                                          and Chief Operations
                                                          Officer, John Hancock
                                                          Mutual Life Insurance
                                                          Company (1959-1999).
                                                          Mr. Boyan retired in
                                                          1999.

STATE STREET EQUITY 500 INDEX PORTFOLIO

                                                                                   NUMBER OF
                                                                                    FUNDS IN
                                                                                      FUND
 NAME, ADDRESS,                      TERM OF OFFICE AND    PRINCIPAL OCCUPATION     COMPLEX
  AND DATE OF     POSITION(S) HELD     LENGTH OF TIME        DURING PAST FIVE     OVERSEEN BY    OTHER DIRECTORSHIPS
 BIRTH ('DOB')       WITH TRUST            SERVED                 YEARS             TRUSTEE*       HELD BY TRUSTEE
 --------------   ----------------   ------------------   ---------------------   -----------   ---------------------

Rina K. Spence    Trustee            Term: Indefinite     President of                 12       Trustee, State Street
7 Acacia Street                      Elected: 2/00        SpenceCare                            Institutional
Cambridge, MA                                             International LLC                     Investment Trust;
02138                                                     (1998-present);                       Director, Berkshire
DOB: October                                              Member of the                         Life Insurance
24, 1948                                                  Advisory Board,                       Company of America;
                                                          Ingenium Corp.                        and Director,
                                                          (technology company)                  IEmily.com
                                                          (2001-present); Chief
                                                          Executive Officer,
                                                          IEmily.com (internet
                                                          company) (2000-2001);
                                                          Chief Executive
                                                          Officer of Consensus
                                                          Pharmaceutical, Inc.
                                                          (1998-1999); Founder,
                                                          President and Chief
                                                          Executive Officer of
                                                          Spence Center for
                                                          Women's Health (1994-
                                                          1998); Trustee,
                                                          Eastern Enterprise
                                                          (utilities) (1988-
                                                          2000).
Douglas T.        Trustee            Term: Indefinite     Executive Vice               12       Trustee, State Street
Williams                             Elected: 2/00        President of Chase                    Institutional
State Street                                              Manhattan Bank (1987-                 Investment Trust
Master Funds                                              1999).  Mr. Williams
P.O. Box 5049                                             retired in 1999.
Boston, MA
02206
DOB: December
23, 1940



--------
* The "Fund Complex" consists of six series of the Trust and six series of State Street Institutional Investment Trust.

STATE STREET EQUITY 500 INDEX PORTFOLIO

                                                                                   NUMBER OF
                                                                                    FUNDS IN
                                                                                      FUND
 NAME, ADDRESS,                      TERM OF OFFICE AND    PRINCIPAL OCCUPATION     COMPLEX
  AND DATE OF     POSITION(S) HELD     LENGTH OF TIME        DURING PAST FIVE     OVERSEEN BY    OTHER DIRECTORSHIPS
 BIRTH ('DOB')       WITH TRUST            SERVED                 YEARS*            TRUSTEE        HELD BY TRUSTEE
---------------   ----------------   ------------------   ---------------------   -----------   ---------------------


EXECUTIVE
  OFFICERS
James E. Ross     President          Term: Indefinite     President, SSgA Funds   --            --
SSgA Funds                           Elected: 4/05        Management, inc.
Management,                                               (2005-present);
Inc. State                                                Principal, SSgA Funds
Street                                                    Management, Inc.
Financial                                                 (2001-2005); Senior
Center                                                    Managing Director,
One Lincoln                                               State Street Global
Street                                                    Advisors (March 2006-
Boston, MA                                                present); Principal,
02111                                                     State Street Global
DOB: June 24,                                             Advisers (March 2000-
1965                                                      March 2006).
Gary L. French    Treasurer          Term: Indefinite     Senior Vice President   --            --
State Street                         Elected: 5/05        of State Street Bank
Bank and Trust                                            and Trust Company
Company                                                   (2002-present);
2 Avenue de                                               Managing Director,
Lafayette                                                 Deutsche Bank
Boston, MA                                                (including its
02111                                                     predecessor, Scudder
DOB: July 4,                                              Investments), Fund
1951                                                      Operations Unit
                                                          (2001-2002);
                                                          President, UAM Fund
                                                          Services (1995 to
                                                          2001).


STATE STREET EQUITY 500 INDEX PORTFOLIO

                                                                                   NUMBER OF
                                                                                    FUNDS IN
                                                                                      FUND
 NAME, ADDRESS,                      TERM OF OFFICE AND    PRINCIPAL OCCUPATION     COMPLEX
  AND DATE OF     POSITION(S) HELD     LENGTH OF TIME        DURING PAST FIVE     OVERSEEN BY    OTHER DIRECTORSHIPS
 BIRTH ('DOB')       WITH TRUST            SERVED                 YEARS*            TRUSTEE        HELD BY TRUSTEE
---------------   ----------------   ------------------   ---------------------   -----------   ---------------------

Karen Jacoppo-    Secretary          Term: Indefinite     Vice President and      --            --
Wood                                 Elected: 11/06       Managing Counsel of
State Street                                              State Street Bank and
Bank and Trust                                            Trust Company (2006-
Company                                                   present); Counsel,
2 Avenue de                                               Pioneer Investment
Lafayette                                                 Management USA Inc.
Boston, MA                                                (2004 to 2006); Vice
02111                                                     President and Counsel
DOB: December                                             of State Street Bank
29, 1966                                                  and Trust Company
                                                          (2002-2004).
Peter A.          Chief              Term: Indefinite     Senior Principal and    --            --
Ambrosini         Compliance         Elected: 5/04        Chief Compliance and
SSgA Funds        Officer                                 Risk Management
Management,                                               Officer, SSgA Funds
Inc. State                                                Management, Inc. and
Street                                                    State Street Global
Financial                                                 Advisors (2001-
Center                                                    present); Managing
One Lincoln                                               Director,
Street                                                    PricewaterhouseCoop-
Boston, MA                                                ers LLP (1986-2001).
02111
DOB: December
17, 1943



--------
* Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Cener
One Lincoln Street
Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                       STATE STREET MONEY MARKET PORTFOLIO

                                  ANNUAL REPORT

                                DECEMBER 31, 2006

STATE STREET MONEY MARKET PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Money Market Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2006 to December 31, 2006.

The table below illustrates your Portfolio's costs in two ways:

     BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return-the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2006

                                     BEGINNING         ENDING      EXPENSES PAID
                                   ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                       7/1/06         12/31/06        PERIOD *
                                   -------------   -------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN     $1,000.00       $1,030.90       $0.51
BASED ON HYPOTHETICAL
   (5% RETURN BEFORE EXPENSES)       $1,000.00       $1,024.70       $0.51

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of December 31, 2006 was 0.100%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*           DECEMBER 31, 2006
----------------------           -----------------
Yankee Certificates of Deposit          37.7%
Repurchase Agreements                   21.1
Commercial Paper                        16.3
Medium Term Notes                        8.9
Bank Note                                6.3
Certificates of Deposit                  4.7
Euro Certificates of Deposit             2.8
Promissory Note                          1.6
Other assets less liabilities            0.6
                                       -----
Total                                  100.0%
                                       =====

MATURITY LADDER                  DECEMBER 31, 2006
---------------                  -----------------
3 Days                                   22.5%
4-90 Days                                43.7
90+ Days                                 33.8
                                        -----
Total                                   100.0%
                                        =====

Average maturity                      40 Days

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2006

NAME OF ISSUER                                       INTEREST    MATURITY     PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                     RATE        DATE         AMOUNT          COST +
------------------                                   --------   ----------   ------------   --------------
COMMERCIAL PAPER -- 16.3%
ABCP CREDIT ARBITRAGE -- 6.3%
   Ormond Quay Funding LLC (a) (b)                    5.310%    02/28/2007   $200,000,000   $  199,990,427
   Surrey Funding Corp.                               5.250%    02/01/2007    194,089,000      193,211,556
                                                                                            --------------
                                                                                               393,201,983
                                                                                            --------------
ABCP HYBRID -- 1.2%
   Giro Balanced Funding                              5.340%    01/29/2007     49,000,000       48,799,154
   Scaldis Capital                                    5.230%    03/05/2007     25,000,000       24,771,188
                                                                                            --------------
                                                                                                73,570,342
                                                                                            --------------
ABCP RECEIVABLES AND SECURITIES -- 4.4%
   Beethoven Funding Corp.                            5.280%    01/25/2007    173,828,000      173,216,125
   Edison Asset Security                              5.310%    03/12/2007    100,000,000       98,985,000
                                                                                            --------------
                                                                                               272,201,125
                                                                                            --------------
BANK DOMESTIC -- 2.4%
   Bank of America Corp.                              5.320%    02/07/2007    150,000,000      149,191,396
                                                                                            --------------
BANK FOREIGN -- 0.8%
   Macquarie Bank Ltd. (a) (b)                        5.330%    07/20/2007     50,000,000       49,997,260
                                                                                            --------------
FINANCE CAPTIVE CONSUMER -- 1.2%
   General Electric Capital Corp.                     5.310%    03/12/2007     75,000,000       74,238,750
                                                                                            --------------
TOTAL COMMERCIAL PAPER                                                                       1,012,400,856
                                                                                            --------------
CERTIFICATES OF DEPOSIT -- 4.7%
BANK DOMESTIC -- 4.7%
   Bank of America NA (a)                             5.315%    02/28/2007     50,000,000       50,000,000
   Citibank                                           5.295%    03/06/2007     52,000,000       52,000,000
   Citibank                                           5.295%    03/07/2007    123,000,000      123,000,000
   First Tenessee Bank                                5.320%    01/22/2007     55,000,000       54,999,683
   Washington Mutual Bank (a)                         5.330%    04/20/2007     10,000,000       10,000,000
                                                                                            --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                  289,999,683
                                                                                            --------------
YANKEE CERTIFICATES OF DEPOSIT -- 37.7%
BANK FOREIGN -- 37.7%
   Abbey National Bank                                5.300%    06/15/2007    140,000,000      140,000,000
   Banco Bilbao Vizcaya NY                            5.315%    01/12/2007    180,000,000      180,000,271
   Barclays Bank PLC                                  5.310%    03/13/2007     50,000,000       50,000,000
   Barclays Bank PLC                                  5.310%    02/01/2007    100,000,000      100,000,000
   Barclays Bank PLC                                  5.320%    01/18/2007     60,000,000       60,000,000
   Barclays Bank PLC                                  5.330%    01/16/2007     69,000,000       69,000,000
   BNP Paribas NY (a)                                 5.310%    10/03/2007    100,000,000       99,985,041
   BNP Paribas NY Banch                               5.320%    02/14/2007     50,000,000       50,000,000
   BNP Paribas NY Branch                              5.340%    05/07/2007     75,000,000       75,000,000
   Canadian Imperial                                  5.375%    10/26/2007     35,000,000       34,995,879
   Caylon NY                                          5.260%    08/28/2007    100,000,000      100,000,000
   Dexia Credit Local SA (a)                          5.305%    09/28/2007    200,000,000      199,970,988
   Fortis Bank                                        4.730%    01/03/2007     50,000,000       49,997,512
   HBOS Treasury Services NY (a)                      5.310%    06/19/2007    100,000,000      100,000,000
   HBOS Treasury Services PLC                         5.400%    02/26/2007     50,000,000       50,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2006

NAME OF ISSUER                                       INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                     RATE        DATE         AMOUNT          COST +
------------------                                   --------   ----------   ------------   --------------
BANK FOREIGN -- (CONTINUED)
   Landesbank Hessen Thuringen                        5.310%    02/15/2007   $100,000,000   $  100,000,000
   Nordea Bank Finland PLC NY Branch                  5.350%    05/21/2007     25,750,000       25,729,663
   Royal Bank of Canada                               5.310%    02/15/2007    150,000,000      150,000,000
   Royal Bank Scotland (a)                            4.790%    01/03/2007     29,700,000       29,698,609
   Societe Generale NY (a)                            5.288%    06/20/2007     95,000,000       94,989,150
   Svenska Handelsbanken AB                           5.240%    02/28/2007     75,000,000       74,366,833
   Svenska Handelsbanken AB (a)                       5.290%    02/12/2007     50,000,000       49,998,859
   Svenska Handelsbanken AB (a) (b)                   5.320%    01/21/2008    100,000,000      100,000,000
   Toronto Dominion Bank                              5.430%    05/10/2007    100,000,000      100,001,721
   Toronto Dominion Bank                              5.505%    05/03/2007    100,000,000      100,001,626
   Unicredito Bank                                    5.315%    02/06/2007     75,000,000       75,000,000
   Unicredito Italiano Spa NY                         5.380%    02/12/2007     75,000,000       75,000,000
                                                                                            --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                         2,333,736,152
                                                                                            --------------
EURO CERTIFICATES OF DEPOSIT -- 2.8%
BANK FOREIGN -- 2.8%
   HBOS Treasury Services                             5.600%    06/19/2007     79,000,000       79,052,348
   Societe General Intl                               5.500%    02/07/2007     75,000,000       75,000,000
   Societe Generale                                   5.310%    04/19/2007     20,000,000       20,000,000
                                                                                            --------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                             174,052,348
                                                                                            --------------
BANK NOTES -- 6.3%
BANK DOMESTIC -- 6.3%
   American Express Bank FSB (a)                      5.320%    03/15/2007     40,000,000       40,000,000
   American Express Centurion Bank (a)                5.350%    10/18/2007    100,000,000      100,023,308
   American Express Credit Corp. (a)                  5.310%    01/09/2007     75,000,000       74,999,913
   Bank of America NA (a)                             5.315%    04/18/2007     50,000,000       50,000,000
   Marshall & Ilsley Bank (a)                         5.290%    03/07/2007     75,000,000       74,997,360
   National City Bank of Indiana (a)                  5.330%    04/04/2007     50,000,000       50,002,420
                                                                                            --------------
TOTAL BANK NOTES                                                                               390,023,001
                                                                                            --------------
MEDIUM TERM NOTES -- 8.9%
BANK DOMESTIC -- 1.1%
   American Express Co. (a)                           5.320%    01/20/2008     20,000,000       20,000,000
   JPMorgan Chase & Co. (a)                           5.320%    01/04/2008     50,000,000       50,000,000
                                                                                            --------------
                                                                                                70,000,000
                                                                                            --------------
BANK FOREIGN -- 6.6%
   Alliance & Leicester PLC (a) (b)                   5.330%    01/29/2008     35,000,000       35,000,000
   BNP Paribas (a) (b)                                5.345%    12/20/2007     25,000,000       25,000,000
   Caja de Ahorros y Monte de Piedad de Madrid (a)    5.369%    10/19/2007     30,000,000       30,000,000
   HBOS Treasury Services PLC (a)                     5.320%    01/11/2008     25,000,000       25,000,000
   National Australia Bank Ltd. (a) (b)               5.320%    01/07/2008     20,000,000       20,000,000
   Unicredito Italiano Bank Ireland (a)               5.360%    01/15/2008     15,000,000       15,000,000
   Westpac Banking Corp.                              5.240%    02/27/2007    100,000,000       99,170,333
   Westpac Banking Corp. (a) (b)                      5.430%    05/25/2007     45,000,000       45,016,592
   Westpac Banking Corp. (a) (b)                      5.330%    01/06/2008    100,000,000      100,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2006

                                                                        INTEREST    MATURITY      PRINCIPAL      AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                                         RATE        DATE         AMOUNT         COST +
---------------------------------                                       --------   ----------   ------------   ------------
BANK FOREIGN -- (CONTINUED)
   Westpac Banking Corp. (a) (b)                                         5.320%    01/18/2008   $ 15,000,000   $ 15,000,000
                                                                                                               ------------
                                                                                                                409,186,925
                                                                                                               ------------
FINANCE CAPTIVE CONSUMER -- 1.2%
   Toyota Motor Credit Corp. (a)                                         5.327%    07/02/2007     75,000,000     74,997,126
                                                                                                               ------------
TOTAL MEDIUM TERM NOTES                                                                                         554,184,051
                                                                                                               ------------
PROMISSORY NOTE -- 1.6%
   Goldman Sachs Group, Inc. (a) (c)                                     5.280%    09/07/2007    100,000,000    100,000,000
                                                                                                               ------------
TOTAL PROMISSORY NOTE                                                                                           100,000,000
                                                                                                               ------------
REPURCHASE AGREEMENTS -- 21.1%
   ABN AMRO Inc. Tri Party Repo, dated 12/29/06 (collateralized by
   Corporate Notes, 5.875% - 8.375% due 06/01/07 - 10/15/35 valued at
   $79,557,557); proceeds $75,044,688                                    5.363%    01/02/2007     75,000,000     75,000,000

   Bank of America Tri Party Repo, dated 12/29/06 (collateralized by
   Federal National Mortgage Association, 5.000% due 07/01/35 valued
   at $214,200,000); proceeds $210,124,133                               5.320%    01/02/2007    210,000,000    210,000,000

   Bear Stearns Tri Party Repo, dated 12/29/06 (collateralized by
   Asset- Backed Securities, 4.750% - 6.780% due 05/20/10 - 08/25/36
   and Commercial Mortgage Obligations 0.130% - 6.730% due 08/25/20 -
   11/25/46 valued at $153,000,980); proceeds $150,089,375               5.363%    01/02/2007    150,000,000    150,000,000

   Credit Suisse First Boston Tri Party Repo, dated 12/29/06
   (collateralized by Corporate Notes, 0.875% - 8.000% due 12/15/14 -
   12/15/16 valued at $78,750,954); proceeds $75,044,688                 5.363%    01/02/2007     75,000,000     75,000,000

   Deutsche Bank Tri Party Repo, dated 12/29/06 (collateralized by
   Equity Securities, 2.000% - 4.000% due 11/15/13 - 05/01/33, valued
   at $52,501,302); proceeds $50,029,958                                 5.393%    01/02/2007     50,000,000     50,000,000

   Goldman Sachs Tri Party Repo, dated 12/29/06 (collateralized by
   Commercial Paper due 02/13/07 - 03/12/07 valued at $76,500,000);
   proceeds $75,044,833                                                  5.380%    01/02/2007     75,000,000     75,000,000

   Goldman Sachs Tri Party Repo, dated 12/29/06 (collateralized by
   Federal Home Loan Mortgage Coporation, 5.670% - 5.770% due
   08/15/30 - 05/15/36 valued at $127,500,000); proceeds $125,074,167    5.340%    01/02/2007    125,000,000    125,000,000

   Lehman Brothers Tri Party Repo, dated 12/29/06 (collateralized by
   Corporate Notes, 5.300% - 5.500% due 11/16/11 - 07/22/15 valued at
   $122,402,781); proceeds $120,071,367                                  5.353%    01/02/2007    120,000,000    120,000,000

   Morgan Stanley Tri Party Repo, dated 12/29/06 (collateralized by
   Corporte Notes, 1.500% - 9.600% due 01/15/10 - 10/25/14 valued at
   $105,000,945); proceeds $100,060,417                                  5.438%    01/02/2007    100,000,000    100,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2006

                                                                        INTEREST    MATURITY      PRINCIPAL       AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                                         RATE        DATE         AMOUNT          COST +
---------------------------------                                       --------   ----------   ------------   --------------
   Morgan Stanley Tri Party Repo, dated 12/29/06 (collateralized by
   Federal National Mortgage Association, 4.500% - 5.500% due
   07/01/18 - 07/01/33 and Federal Home Loan Mortgage Corporation,
   4.000%- 7.000% due 12/01/13 - 06/01/33 valued at $102,419,882);
   proceeds $100,059,111                                                  5.320%   01/02/2007   $100,000,000   $  100,000,000

   UBS Warburg LLC Tri Party Repo, dated 12/29/06 (collateralized by
   Federal National Mortgage Association, 5.250% due 06/15/08 valued
   at $109,004,329); proceeds $106,928,220                                5.240%   01/02/2007    106,866,000      106,866,000

   UBS Warburg Tri Party Repo, dated 12/29/06 (collateralized by
   Federal National Mortgage Association, 3.500% -11.500% due
   06/01/07 - 12/01/36 valued at $122,401,144); proceeds $120,070,933     5.320%   01/02/2007    120,000,000      120,000,000
                                                                                                               --------------
TOTAL REPURCHASE AGREEMENTS                                                                                     1,306,866,000
                                                                                                               --------------
TOTAL INVESTMENTS -- 99.4%                                                                                      6,161,262,091
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                                                                      35,855,025
                                                                                                               --------------
NET ASSETS -- 100.0%                                                                                           $6,197,117,116
                                                                                                               ==============

(a) Floating Rate Note-Interest rate shown is rate in effect at December 31, 2006.

(b) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(c) Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At December 31, 2006, this security represented 1.61% of net assets.

+    See Note 2 to the Notes to Financial Statements.

                        See Notes to Financial Statements

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS
Investments in unaffiliated issuers, at amortized cost (Note 2)   $4,854,396,091
Repurchase agreements (cost $1,306,866,000) (Note 2)               1,306,866,000
                                                                  --------------
                                                                   6,161,262,091

Cash                                                                       1,658
Receivables:
   Interest receivable                                                36,410,720
   Receivable from adviser (Note 3)                                      133,154
   Prepaid expenses                                                        1,197
                                                                  --------------
      Total assets                                                 6,197,808,820

LIABILITIES
Payables:
   Management fee (Note 3)                                               525,785
   Administration, custody and transfer agent fees (Note 3)              110,253
   Professional fees                                                      41,390
   Accrued expenses and other liabilities                                 14,276
                                                                  --------------
      Total Liabilities                                                  691,704
                                                                  --------------
NET ASSETS                                                        $6,197,117,116
                                                                  ==============

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME
   Interest                                                          $231,183,007
                                                                     ------------

EXPENSES
   Management fees (Note 3)                                             4,486,501
   Administration, custody and transfer agent fees (Note 3)               957,095
   Professional fees                                                       45,397
   Trustees' fees                                                          63,734
   Printing fees                                                           22,045
   Other expenses                                                          61,691
                                                                     ------------
      Total Expenses                                                    5,636,463
   Less: Fee waivers/reimbursements by investment adviser (Note 3)     (1,149,962)
                                                                     ------------
      Total Net Expenses                                                4,486,501
                                                                     ------------
NET INVESTMENT INCOME                                                $226,696,506
                                                                     ------------

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                            For the Year       For the Year
                                                                Ended             Ended
                                                            December 31,       December 31,
                                                                2006               2005
                                                          ----------------   ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                  $    226,696,506   $    26,739,971
   Net realized gain on investments                                     --             2,656
                                                          ----------------   ---------------
      Net increase in net assets resulting from
         operations                                            226,696,506        26,742,627
                                                          ----------------   ---------------

CAPITAL TRANSACTIONS
   Proceeds from contributions                              16,774,127,323     8,537,558,832
   Fair value of withdrawals                               (12,443,577,980)   (7,306,145,697)
                                                          ----------------   ---------------
   Net increase in net assets from capital transactions      4,330,549,343     1,231,413,135
                                                          ----------------   ---------------
TOTAL NET INCREASE IN NET ASSETS                             4,557,245,849     1,258,155,762
NET ASSETS
Beginning of period                                          1,639,871,267       381,715,505
                                                          ----------------   ---------------
End of period                                             $  6,197,117,116   $ 1,639,871,267
                                                          ================   ===============

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                 YEAR         YEAR         PERIOD
                                                 ENDED        ENDED         ENDED
                                              12/31/2006   12/31/2005   12/31/2004*
                                              ----------   ----------   ------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (in thousands)   $6,197,117   $1,639,871    $381,716
   Ratios to average net assets:
      Gross operating expenses                      0.13%        0.14%       0.18%**
      Net operating expenses                        0.10%        0.10%       0.10%**
      Net investment income                         5.08%        3.33%       1.71%**
   Total return (a)                                 5.09%        3.31%       0.68%

----------
*    The Portfolio commenced operations on August 12, 2004.

**   Annualized.

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises six investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio (the "Portfolio"). At December 31, 2006, only the Portfolio and State Street Equity 500 Index Portfolio were in operation. The Portfolio commenced operations on August 12, 2004. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity by investing in dollar denominated securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

At December 31, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio's transactions, is within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM. The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until November 1, 2007. For the period ended December 31, 2006, SSgA FM reimbursed the Portfolio $1,134,158 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Portfolio pays State Street an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate described below and payable monthly, of the following annual percentages of the Portfolio's average daily net assets during the month as follows:

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

                                         Annual percentage of
Asset Levels                           average daily net assets
------------                          --------------------------
First $200 Million                    0.04%
Next $200 Million                     0.03
Thereafter                            0.02
Minimum annual fee:
Assets of $500 million and less       $150,000
Assets of $500 million - $2 billion   $200,000 with 0.01% waiver

State Street has contractually agreed to waive 0.01% of its fees on an annual basis when the Portfolio's assets are between $500 million and $2 billion. For the period ended December 31, 2006, State Street waived $15,804 under this agreement.

Beginning February 1, 2007, the Trust will pay State Street an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate described below and payable monthly, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                           Annual percentage of
Asset Levels                        average aggregate daily net assets
------------                        ----------------------------------
First $400 Million                                   0.03%
Thereafter                                           0.02
Minimum annual fee per portfolio:                $150,000

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $20,000. Beginning with the fiscal year ending December 31, 2007, the Trust will pay each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

6. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a NAV is calculated preceding the Portfolio's 2007 semi-annual report, June 29, 2007. Management continues to evaluate the application of the Interpretation to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Money Market Portfolio of State Street Master Funds at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                             (ERNST & YOUNG LLP)

Boston, Massachusetts
February 22, 2007

STATE STREET MONEY MARKET PORTFOLIO
DECEMBER 31, 2006

GENERAL INFORMATION (UNAUDITED)
PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 30, 2006 (the "Meeting") to consider the renewal of the investment advisory agreement for the Portfolio (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement,
(ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is a money-market fund. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the

STATE STREET MONEY MARKET PORTFOLIO
DECEMBER 31, 2006

Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that materials provided by Lipper Inc. at the Meeting indicated that the Portfolio's performance had been above average for its Lipper peer group for the one-year and year-to-date periods ending September 30, 2006. Accordingly, they concluded that the performance of the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended September 30, 2006. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Portfolio's advisory fee and total expense ratio were lower than the average for the peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Trustees also considered that to help limit expenses of the Portfolio, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for the Portfolio. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator, custodian and transfer agent. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its

STATE STREET MONEY MARKET PORTFOLIO
DECEMBER 31, 2006

affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

     business addresses and ages;
     principal occupations during the past five years; and other directorships of publicly traded companies or funds.

As of December 31, 2006, none of the Trustees were considered to be an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

                                                                                             NUMBER OF
                                                                                           FUNDS IN FUND
NAME, ADDRESS,           POSITION(S)    TERM OF OFFICE                                        COMPLEX
AND DATE OF BIRTH         HELD WITH      AND LENGTH OF         PRINCIPAL OCCUPATION         OVERSEEN BY     OTHER DIRECTORSHIPS HELD
("DOB")                     TRUST         TIME SERVED         DURING PAST FIVE YEARS          TRUSTEE*             BY TRUSTEE
-----------------        -----------   ----------------   ------------------------------   -------------   -------------------------
INDEPENDENT TRUSTEES

Michael F. Holland       Trustee and   Term: Indefinite   Chairman, Holland & Company            12        Trustee, State Street
Holland & Company, LLC   Chairman of                      L.L.C. (investment adviser)                      Institutional Investment
375 Park Avenue          the Board     Elected: 2/00      (1995 - present).                                Trust; Director, the
New York, NY 10152                                                                                         Holland Series Fund,
                                                                                                           Inc.; Director, the China
DOB: July 7, 1944                                                                                          Fund, Inc.; Chairman and
                                                                                                           Trustee, Scottish Widows
                                                                                                           Investment Partnership
                                                                                                           Trust; and Director,
                                                                                                           Reaves Utility Income
                                                                                                           Fund

William L. Boyan         Trustee       Term: Indefinite   Trustee of Old Mutual South            12        Trustee, State Street
State Street Master                                       Africa Master Trust                              Institutional Investment
Funds                                  Elected: 2/00      (investments) (1995 -                            Trust; and Trustee, Old
P.O. Box 5049                                             present); Chairman emeritus,                     Mutual South Africa
Boston, MA 02206                                          Children's Hospital (1984 -                      Master Trust
                                                          present); Director, Boston
DOB: January 20, 1937                                     Plan For Excellence
                                                          (non-profit) (1994 - present);
                                                          President and Chief Operations
                                                          Officer, John Hancock Mutual
                                                          Life Insurance Company (1959 -
                                                          1999). Mr. Boyan retired in
                                                          1999.

Rina K. Spence           Trustee       Term: Indefinite   President of SpenceCare                12        Trustee, State Street
7 Acacia Street                                           International LLC (1998 -                        Institutional Investment
Cambridge, MA 02138                    Elected: 2/00      present); Member of the                          Trust; Director,
                                                          Advisory Board, Ingenium Corp.                   Berkshire Life Insurance
DOB: October 24, 1948                                     (technology company) (2001 -                     Company of America; and
                                                          present); Chief Executive                        Director, IEmily.com
                                                          Officer, IEmily.com (internet
                                                          company) (2000 - 2001); Chief
                                                          Executive Officer of Consensus
                                                          Pharmaceutical, Inc. (1998 -
                                                          1999); Founder, President and
                                                          Chief Executive Officer of
                                                          Spence Center for Women's
                                                          Health (1994 - 1998); Trustee,
                                                          Eastern Enterprise (utilities)
                                                          (1988 - 2000).

Douglas T. Williams      Trustee       Term: Indefinite   Executive Vice President of            12        Trustee, State Street
State Street Master                                       Chase Manhattan Bank (1987 -                     Institutional Investment
Funds                                  Elected: 2/00      1999). Mr. Williams retired in                   Trust
P.O. Box 5049                                             1999.
Boston, MA 02206

DOB: December 23, 1940

* The "Fund Complex" consists of six series of the Trust and six series of State Street Institutional Investment Trust.

                                                                                             NUMBER OF
                                                                                           FUNDS IN FUND
NAME, ADDRESS,           POSITION(S)    TERM OF OFFICE                                        COMPLEX
AND DATE OF BIRTH         HELD WITH      AND LENGTH OF         PRINCIPAL OCCUPATION         OVERSEEN BY     OTHER DIRECTORSHIPS HELD
("DOB")                     TRUST         TIME SERVED         DURING PAST FIVE YEARS*         TRUSTEE              BY TRUSTEE
-----------------        -----------   ----------------   ------------------------------   -------------   -------------------------
EXECUTIVE OFFICERS

James E. Ross            President     Term: Indefinite   President, SSgA Funds                _____                 _____
SSgA Funds                                                Management, inc. (2005 -
Management, Inc.                       Elected: 4/05      present); Principal, SSgA
State Street Financial                                    Funds Management, Inc. (2001 -
Center                                                    2005); Senior Managing
One Lincoln Street                                        Director, State Street Global
Boston, MA 02111                                          Advisors (March 2006 -
                                                          present); Principal, State
DOB: June 24, 1965                                        Street Global Advisers (March
                                                          2000 - March 2006).

Gary L. French           Treasurer     Term: Indefinite   Senior Vice President of State        _____                 _____
State Street Bank and                                     Street Bank and Trust Company
Trust Company                          Elected: 5/05      (2002 - present); Managing
2 Avenue de Lafayette                                     Director, Deutsche Bank
Boston, MA                                                (including its predecessor,
02111                                                     Scudder Investments), Fund
                                                          Operations Unit (2001-2002);
DOB: July 4, 1951                                         President, UAM Fund Services
                                                          (1995 to 2001).

Karen Jacoppo-Wood       Secretary     Term: Indefinite   Vice President and Managing           _____                 _____
State Street Bank and                                     Counsel of State Street Bank
Trust Company                          Elected: 11/06     and Trust Company (2006 -
2 Avenue de Lafayette                                     present); Counsel, Pioneer
Boston, MA 02111                                          Investment Management USA Inc.
                                                          (2004 to 2006); Vice President
DOB: December 29, 1966                                    and Counsel of State Street
                                                          Bank and Trust Company
                                                          (2002-2004).

Peter A. Ambrosini       Chief         Term: Indefinite   Senior Principal and Chief            _____                 _____
SSgA Funds               Compliance                       Compliance and Risk Management
Management, Inc.         Officer       Elected: 5/04      Officer, SSgA Funds
State Street Financial                                    Management, Inc. and State
Center                                                    Street Global Advisors
One Lincoln Street                                        (2001-present); Managing
Boston, MA 02111                                          Director,
                                                          PricewaterhouseCoopers LLP
DOB: December 17, 1943                                    (1986 - 2001).

* Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET MONEY MARKET PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2006, State Street Master Funds (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the Trust has the following "audit committee financial experts" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  Audit Fees

          For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP ("E&Y"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by E&Y in connection with the Trust's statutory and regulatory filings or engagement were $66,000 and $63,500, respectively.

     (b)  Audit-Related Fees

          For the fiscal years ended December 31, 2006 and December 31, 2005, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

     (c)  Tax Fees

          For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $10,000 and $19,250, respectively. Such tax services included the review of income and excise tax returns for the Trust.

     (d)  All Other Fees

          For the fiscal years ended December 31, 2006 and December 31, 2005, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in (a) through (c).

          For the fiscal years ended December 31, 2006 and December 31, 2005, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee.

     (e)(1) Audit Committee Pre-Approval Policies and Procedures

          The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

               "Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

                    1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

                    2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and
                         (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

               De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

               Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

               Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person)."

          (e)(2) Percentages of Services

               None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

          (f)  Not applicable.

          (g)  Total Fees Paid By Adviser and Certain Affiliates

               For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $4,500,000 and $3,561,000, respectively.

          (h) E&Y notified the Trust's Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust's Audit Committee to consider whether such services were compatible with maintaining E&Y's independence.

ITEM 5. AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant does not have procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal quarter covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET MASTER FUNDS


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President (Principal Executive
    Officer)

Date: February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President (Principal Executive
    Officer)

Date: February 23, 2007


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French (Principal
    Financial Officer)
    Treasurer

Date: February 23, 2007